Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) € in Millions	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt	2.80%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (140,513,000)
Interest rate swap agreements [Member] | Minimum [Member]
Derivative [Line Items]
Variable interest rate on Debt	0.30%
Interest rate swap agreements [Member] | Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt	2.80%
United States Dollar-denominated interest rate swaps 1 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 90,000,000
Carrying Amount of Assets (Liability)	$ (8,510,000)
Weighted-Average Remaining Term (Years)	2 years 2 months 12 days
Fixed Interest Rate	4.90%	4.90%
United States Dollar-denominated interest rate swaps 2 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 100,000,000
Carrying Amount of Assets (Liability)	$ (3,588,000)
Weighted-Average Remaining Term (Years)	6 months
Fixed Interest Rate	5.30%	5.30%
United States Dollar-denominated interest rate swaps 3 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 162,500,000
Carrying Amount of Assets (Liability)	$ (39,428,000)
Weighted-Average Remaining Term (Years)	12 years 6 months
Fixed Interest Rate	5.20%	5.20%
United States Dollar-denominated interest rate swaps 4 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 58,912,150.00
Carrying Amount of Assets (Liability)	$ (3,005,000)
Weighted-Average Remaining Term (Years)	5 years 1 month 6 days
Fixed Interest Rate	2.80%	2.80%
United States Dollar-denominated interest rate swaps 5 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 320,000,000
Carrying Amount of Assets (Liability)	$ (31,768,000)
Weighted-Average Remaining Term (Years)	1 year 6 months
Fixed Interest Rate	3.40%	3.40%
United States Dollar-denominated interest rate swaps 6 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 112,666,664.000
Carrying Amount of Assets (Liability)	$ (2,538,000)
Weighted-Average Remaining Term (Years)	2 years 6 months
Fixed Interest Rate	1.70%	1.70%
United States Dollar-denominated interest rate swaps 7 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 197,628,750.00
Carrying Amount of Assets (Liability)	$ (10,429,000)
Weighted-Average Remaining Term (Years)	9 years 2 months 12 days
Fixed Interest Rate	2.30%	2.30%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 77,900,000	€ 70.1
Euro-denominated interest rate swaps [Member] | EURIBOR [Member]
Derivative [Line Items]
Principal amount	239,791,833.126089000
Carrying Amount of Assets (Liability)	$ (41,247,000)
Weighted-Average Remaining Term (Years)	4 years 6 months
Fixed Interest Rate	3.10%	3.10%